SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2021
SEGMENT INFORMATION
Schedule of revenues, cost of revenues, and gross profits by segment

	Years ended December 31,
	2019	2020	2021
Net revenues:
PRC kindergartens	131,427	68,319	128,402
PRC play-and-learn centers	24,901	12,215	13,254
Singapore kindergartens, student care centers and others	19,073	25,964	31,007
Others	6,882	3,217	7,650
Total net revenues	182,283	109,715	180,313

Cost of revenues:
PRC kindergartens	113,315	78,901	106,566
PRC play-and-learn centers	14,269	8,610	8,634
Singapore kindergartens, student care centers and others	16,200	21,513	25,362
Others	11,750	7,877	8,580
Total cost of revenues	155,534	116,901	149,142

Gross profit (loss)
PRC kindergartens	18,112	(10,582)	21,836
PRC play-and-learn centers	10,632	3,605	4,620
Singapore kindergartens, student care centers and others	2,873	4,451	5,645
Others	(4,868)	(4,660)	(930)
Total gross profit (loss)	26,749	(7,186)	31,171

Summary of Company's revenues and long lived assets by geographic areas

	Years ended December 31,
	2019	2020	2021
Net Revenues:
PRC	163,210	83,751	149,306
Singapore	19,073	25,964	31,007
	182,283	109,715	180,313

	As of December 31,
	2020	2021
Long-lived assets:
PRC	128,206	102,769
Singapore	15,600	13,992
	143,806	116,761